Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (56,602)	$ (34,787)	$ (35,734)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	507	1,498	(62)
Other comprehensive (loss) income, net of tax of nil	507	1,498	(62)
Comprehensive loss	(56,095)	(33,289)	(35,796)
Less: comprehensive (loss) income attributable to noncontrolling interest	(10)	41	504
Comprehensive loss attributable to Borqs Technologies, Inc.	$ (56,085)	$ (33,330)	$ (36,300)